As filed with the Securities and Exchange Commission on May 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York 10022
(Address of principal executive offices) (Zip code)

Mr. George A. Needham, 445 Park Avenue, New York, New York 10022
(Name and address of agent for service)

1-800-625-7071
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Needham Growth Fund
Schedule of Investments
March 31, 2013 (Unaudited)
		Fair
	Shares	Value
Common Stocks (89.0%)
Aerospace & Defense (1.7%)
Honeywell International, Inc.	16,000	$1,205,600
Sypris Solutions, Inc.	225,000	940,500
		2,146,100
Biotechnology (5.6%)
Gilead Sciences, Inc. *	140,000	6,850,200
Capital Markets (3.0%)
Financial Engines, Inc. *	75,000	2,716,500
Oaktree Capital Group LLC	20,000	1,020,400
		3,736,900
Communications Equipment (9.2%)
Anaren, Inc. *	98,000	1,900,220
Emulex Corp. *	479,300	3,129,829
Finisar Corp. *	35,000	461,650
QUALCOMM, Inc.	5,000	334,750
ViaSat, Inc. * †	112,500	5,449,500
		11,275,949
Computers & Peripherals (4.6%)
Electronics for Imaging, Inc. *	85,000	2,155,600
Seagate Technology PLC	7,500	274,200
Super Micro Computer, Inc. *	282,500	3,189,425
		5,619,225
Electrical Equipment (1.7%)
II-VI, Inc. *	122,500	2,087,400
Electronic Equipment, Instruments & Components (7.7%)
Corning, Inc.	35,000	466,550
Electro Scientific Industries, Inc.	270,000	2,983,500
Jabil Circuit, Inc. †	150,000	2,772,000
Newport Corp. *	95,000	1,607,400
Vishay Intertechnology, Inc. *	124,350	1,692,403
		9,521,853
Energy Equipment & Services (1.4%)
Halliburton Co.	5,000	202,050
National Oilwell Varco, Inc.	10,000	707,500
Schlumberger Ltd.	11,000	823,790
		1,733,340
Health Care Equipment & Supplies (7.7%)
Becton Dickinson and Co.	45,000	4,302,450
CONMED Corp.	50,000	1,703,000
Covidien PLC	27,500	1,865,600
Varian Medical Systems, Inc. *	22,000	1,584,000
		9,455,050
Health Care Providers & Services (9.4%)
Express Scripts Holding Co. * †	200,000	11,530,000
Internet Software & Services (3.8%)
Akamai Technologies, Inc. *	70,000	2,470,300

Brightcove, Inc. *	75,000	465,750
Marin Software, Inc. *	13,683	224,812
QuinStreet, Inc. *	155,000	925,350
Soundbite Communications, Inc.	210,000	646,800
		4,733,012
Life Sciences Tools & Services (7.1%)
Thermo Fisher Scientific, Inc. †	115,000	8,796,350
Media (2.0%)
Comcast Corp.	60,000	2,520,600
Metals & Mining (0.3%)
Walter Energy, Inc.	11,000	313,500
Oil, Gas & Consumable Fuels (3.0%)
Hess Corp. †	50,000	3,580,500
WPX Energy, Inc. *	10,000	160,200
		3,740,700
Professional Services (0.7%)
WageWorks, Inc. *	35,000	876,050
Semiconductors & Semiconductor Equipment (13.6%)
Brooks Automation, Inc.	230,000	2,341,400
Entegris, Inc. *	210,000	2,070,600
Entropic Communications, Inc. *	655,000	2,665,850
FormFactor, Inc. *	420,000	1,974,000
MKS Instruments, Inc.	67,500	1,836,000
Nova Measuring Instruments Ltd. *	167,500	1,507,500
PDF Solutions, Inc. *	240,000	3,844,800
Ultra Clean Holdings *	75,000	487,500
		16,727,650
Specialty Retail (6.5%)
CarMax, Inc. * †	155,000	6,463,500
Dick's Sporting Goods, Inc. †	30,000	1,419,000
Tiffany & Co.	2,500	173,850
		8,056,350
Total Common Stocks
(Cost $66,144,135)		109,720,229

Short-Term Invesment (11.1%)
Money Market Fund (11.1%)
Dreyfus Treasury Prime Cash Management
0.00% (a)
(Cost $13,656,749)	13,656,749	13,656,749

Total Investments (100.1%)
(Cost $79,800,883)		123,376,978
Total Securities Sold Short (-5.8%)		(7,198,865)
(Proceeds $5,982,369)
Other Assets in Excess of Liabilities (5.7%)		7,090,218
Net Assets (100.0%)		$123,268,331

* Non-income producing security.
(a) Rate shown is the seven day yield as of March 31, 2013.
† Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $6,512,850.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Growth Fund
Schedule of Securities Sold Short
March 31, 2013 (Unaudited)
		Fair
	Shares	Value
Securities Sold Short (-4.1%)
Airlines (-0.2%)
Allegiant Travel Co. *	2,500	$221,950
Health Care Technology (-0.1%)
Medidata Solutions, Inc. *	3,000	173,940
Semiconductors & Semiconductor Equipment (-2.1%)
Advanced Energy Industries, Inc. *	34,450	630,435
EZchip Semiconductor Ltd. *	17,500	422,275
Hittite Microwave Corp. *	22,500	1,362,600
Microsemi Corp. *	7,500	173,775
		2,589,085
Software (-1.7%)
ANSYS, Inc. *	25,000	2,035,500
Total Securities Sold Short
(Proceeds $4,090,642)		5,020,475

Exchange Traded Funds Sold Short (-1.7%)
iShares Russell 2000 Growth Index Fund	7,000	754,250
iShares Russell 2000 Index Fund	7,000	659,820
iShares Russell 2000 Value Index Fund	7,000	586,670
Market Vectors Semiconductor ETF	5,000	177,650
Total Exchange Traded Funds Sold Short
(Proceeds $1,891,727)		2,178,390

Total Securities & Exchange Traded Funds Sold Short
(Proceeds $5,982,369)		7,198,865

Total Securities & Exchange Traded Funds Sold Short (-5.8%)		(7,198,865)
Total Investments (100.1%)		123,376,978
Other Assets in Excess of Liabilities (5.7%)		7,090,218
Net Assets (100.0%)		$123,268,331

* Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Aggressive Growth Fund
Schedule of Investments
March 31, 2013 (Unaudited)
		Fair
	Shares	Value
Common Stocks (99.0%)
Aerospace & Defense (1.6%)
Precision Castparts Corp. †	5,000	$948,100
Biotechnology (6.3%)
Gilead Sciences, Inc. * †	79,000	3,865,470
Capital Markets (3.5%)
Financial Engines, Inc. *	59,500	2,155,090
Chemicals (0.6%)
AZ Electronic Materials SA	60,000	346,618
Commerical Services & Supplies (0.6%)
AT Cross Co. *	24,804	341,551
Communications Equipment (5.5%)
Anaren, Inc. *	44,000	853,160
Emulex Corp. *	202,500	1,322,325
ViaSat, Inc. * †	25,000	1,211,000
		3,386,485
Computers & Peripherals (9.0%)
Apple, Inc. †	5,450	2,412,334
Electronics for Imaging, Inc. *	66,000	1,673,760
Super Micro Computer, Inc. *	125,000	1,411,250
		5,497,344
Electrical Equipment (0.5%)
II-VI, Inc. *	16,900	287,976
Electronic Equipment, Instruments & Components (9.2%)
Electro Scientific Industries, Inc.	53,000	585,650
FEI Co.	15,500	1,000,525
IPG Photonics Corp.	5,000	332,050
Jabil Circuit, Inc. †	100,000	1,848,000
Multi-Fineline Electronix, Inc. *	72,000	1,110,960
Newport Corp. *	8,000	135,360
TTM Technologies, Inc. *	78,000	592,800
		5,605,345
Energy Equipment & Services (0.4%)
National Oilwell Varco, Inc.	3,000	212,250
Health Care Equipment & Supplies (1.6%)
Becton Dickinson and Co.	7,000	669,270
LeMaitre Vascular, Inc.	50,000	305,000
		974,270
Health Care Providers & Services (1.7%)
Express Scripts Holding Co. * †	18,000	1,037,700
Health Care Technology (0.6%)
Omnicell, Inc. *	19,000	358,720
Household Products (0.1%)
Oil-Dri Corp. of America	3,000	81,690
Internet Software & Services (20.2%)
Akamai Technologies, Inc. * †	160,000	5,646,400

Brightcove, Inc. *	80,000	496,800
Carbonite, Inc. *	20,000	219,000
Constant Contact, Inc. *	45,000	584,100
E2open, Inc. *	37,500	747,750
Equinix, Inc. *	3,750	811,162
Marin Software, Inc. *	6,855	112,628
Reis, Inc. *	95,000	1,476,300
Soundbite Communications, Inc.	725,000	2,233,000
		12,327,140
Machinery (0.5%)
Edwards Group Ltd. - ADR *	41,091	330,783
Oil, Gas & Consumable Fuels (2.4%)
Hess Corp.	7,500	537,075
Suncor Energy, Inc. †	30,000	900,300
		1,437,375
Professional Services (1.4%)
WageWorks, Inc. *	35,000	876,050
Semiconductors & Semiconductor Equipment (28.9%)
ATMI, Inc. *	35,000	785,050
Ceva, Inc. *	36,000	561,600
Entegris, Inc. *	185,000	1,824,100
Entropic Communications, Inc. *	750,000	3,052,500
FormFactor, Inc. *	250,000	1,175,000
LTX-Credence Corp. *	20,000	120,800
MKS Instruments, Inc.	29,100	791,520
Nanometrics, Inc. *	5,000	72,150
Nova Measuring Instruments Ltd. *	138,200	1,243,800
PDF Solutions, Inc. *	456,000	7,305,120
Photronics, Inc. *	61,000	407,480
Tessera Technologies, Inc.	6,500	121,875
Ultra Clean Holdings *	31,900	207,350
		17,668,345
Software (1.7%)
Bottomline Technologies, Inc. *	32,280	920,303
Exa Corp. *	10,000	95,200
		1,015,503
Specialty Retail (2.7%)
CarMax, Inc. * †	22,500	938,250
Dick's Sporting Goods, Inc. †	15,000	709,500
		1,647,750
Total Common Stocks
(Cost $43,381,595)		60,401,555

Short-Term Investment (0.8%)
Money Market Fund (0.8%)
Dreyfus Treasury Prime Cash Management
0.00% (a)
(Cost $500,454)	500,454	500,454

Total Investments (99.8%)
(Cost $43,882,049)		60,902,009
Total Securities Sold Short (-5.9%)		(3,580,892)
(Proceeds $2,903,642)

	Other Assets in Excess of Liabilities (6.1%)	3,710,806
Net Assets (100.0%)		$61,031,923

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of March 31, 2013.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $5,078,409.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Aggressive Growth Fund
Schedule of Securities Sold Short
March 31, 2013 (Unaudited)
		Fair
	Shares	Value
Securities Sold Short (-5.1%)
Airlines (-0.4%)
Allegiant Travel Co. *	2,500	$221,950
Chemicals (-0.2%)
Zoltek Cos., Inc. *	8,000	95,600
Electrical Equipment (-0.1%)
Enphase Energy, Inc. *	15,000	93,000
Electronic Equipment, Instruments & Components (-0.1%)
Maxwell Technologies, Inc. *	8,000	43,120
Health Care Technology (-0.3%)
Medidata Solutions, Inc. *	3,000	173,940
Internet & Catalog Retail (-0.2%)
HomeAway, Inc. *	4,500	146,250
Semiconductors & Semiconductor Equipment (-1.9%)
Advanced Energy Industries, Inc. *	16,875	308,813
Hittite Microwave Corp. *	7,500	454,200
Microsemi Corp. *	10,000	231,700
QuickLogic Corp. *	67,500	166,050
		1,160,763
Software (-1.9%)
ANSYS, Inc. *	12,800	1,042,176
TIBCO Software, Inc. *	7,500	151,650
		1,193,826
Total Securities Sold Short
(Proceeds $2,505,687)		3,128,449

Exchange Traded Funds Sold Short (-0.8%)
iShares Russell 2000 Growth Index Fund	1,800	193,950
iShares Russell 2000 Index Fund	1,800	169,668
Market Vectors Semiconductor ETF	2,500	88,825
Total Exchange Traded Funds Sold Short
(Proceeds $397,955)		452,443

Total Securities & Exchange Traded Funds Sold Short
(Proceeds $2,903,642)		3,580,892

Total Securities & Exchange Traded Funds Sold Short (-5.9%)		(3,580,892)
Total Investments (99.8%)		60,902,009
Other Assets in Excess of Liabilities (6.1%)		3,710,806
Net Assets (100.0%)		$61,031,923

* Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Small Cap Growth Fund
Schedule of Investments
March 31, 2013 (unaudited)
	Shares	Fair Value
Common Stocks (88.3%)
Communications Equipment (15.2%)
Anaren, Inc. * †	143,000	$2,772,770
Aruba Networks, Inc. * †	40,000	989,600
Emulex Corp. * †	575,000	3,754,750
ViaSat, Inc. * †	5,000	242,200
		7,759,320
Computers & Peripherals (6.1%)
Super Micro Computer, Inc. * †	275,000	3,104,750
Electrical Equipment (4.1%)
II-VI, Inc. * †	122,500	2,087,400
Electronic Equipment, Instruments & Components (14.3%)
Electro Scientific Industries, Inc. †	250,000	2,762,500
Mercury Systems, Inc. *	40,000	294,800
TTM Technologies, Inc. * †	406,400	3,088,640
Vishay Intertechnology, Inc. * †	85,650	1,165,696
		7,311,636
Energy Equipment & Services (4.3%)
Gulfmark Offshore, Inc.	10,000	389,600
Halliburton Co.	7,500	303,075
National Oilwell Varco, Inc. †	10,000	707,500
Superior Energy Services, Inc. *	30,000	779,100
		2,179,275
Health Care Equipment & Supplies (1.0%)
DexCom, Inc. *	30,000	501,600
Health Care Providers & Services (3.7%)
Express Scripts Holding Co. * †	32,500	1,873,625
Health Care Technology (2.0%)
Allscripts Healthcare Solutions, Inc. * †	75,000	1,019,250
Internet Software & Services (6.4%)
Akamai Technologies, Inc. *	10,000	352,900
Brightcove, Inc. *	100,000	621,000
Marin Software, Inc. *	5,811	95,475
QuinStreet, Inc. * †	290,000	1,731,300
Soundbite Communications, Inc.	150,000	462,000
		3,262,675
Metals & Mining (1.1%)
Walter Energy, Inc. †	20,000	570,000
Oil, Gas & Consumable Fuels (4.4%)
Hess Corp. †	25,000	1,790,250
WPX Energy, Inc. *	30,000	480,600
		2,270,850
Professional Services (2.5%)
WageWorks, Inc. *	50,000	1,251,500
Semiconductors & Semiconductor Equipment (21.4%)
Entropic Communications, Inc. * †	550,000	2,238,500
FormFactor, Inc. *	575,000	2,702,500
MaxLinear, Inc. *	215,000	1,333,000

Nova Measuring Instruments Ltd. *	25,000	225,000
Photronics, Inc. * †	210,000	1,402,800
Ultra Clean Holdings *	460,000	2,990,000
		10,891,800
Specialty Retail (0.3%)
Aeropostale, Inc. * †	10,000	136,000
Textiles, Apparel & Luxury Goods (1.5%)
True Religion Apparel, Inc.	30,000	783,300
Total Common Stocks
(Cost $48,430,650)		45,002,981

Short-Term Investment (10.7%)
Money Market Fund (10.7%)
Dreyfus Treasury Prime Cash Management
0.00% (a)
(Cost $5,458,041)	5,458,041	5,458,041

Total Investments (99.0%)
(Cost $53,888,691)		50,461,022
Total Securities Sold Short (-7.9%)		(4,022,673)
(Proceeds $3,525,819)
Other Assets in Excess of Liabilities (8.9%)		4,518,341
Net Assets (100.0%)		$50,956,690

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of March 31, 2013.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $8,947,125.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Needham Small Cap Growth Fund
Schedule of Securities Sold Short
March 31, 2013 (unaudited)
	Shares	Fair Value
Securities Sold Short (-2.2%)
Semiconductors & Semiconductor Equipment (-1.0%)
Advanced Energy Industries, Inc. *	27,775	$508,283
Software (-1.2%)
ANSYS, Inc. *	7,500	610,650
Total Securities Sold Short
(Proceeds $923,189)		1,118,933

Exchange Traded Funds Sold Short (-5.7%)
iShares Russell 2000 Growth Index Fund	8,000	862,000
iShares Russell 2000 Index Fund	9,000	848,340
iShares Russell 2000 Value Index Fund	10,000	838,100
Market Vectors Semiconductor ETF	10,000	355,300
Total Exchange Traded Funds Sold Short
(Proceeds $2,602,630)		2,903,740

Total Securities & Exchange Traded Funds Sold Short
(Proceeds $3,525,819)		4,022,673

Total Securities & Exchange Traded Funds Sold Short (-7.9%)		(4,022,673)
Total Investments (99.0%)		50,461,022
Other Assets in Excess of Liabilities (8.9%)		4,518,341
Net Assets (100.0%)		$50,956,690

* Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Notes to Schedule of Investments (Unaudited)

1.	Organization

Needham Growth Fund (‘‘NGF’’), Needham Aggressive Growth Fund (‘‘NAGF’’) and Needham Small Cap Growth Fund (‘‘NSCGF’’) (each, a ‘‘Portfolio’’ and collectively, the ‘‘Portfolios’’), are portfolios of The Needham Funds, Inc. (the ‘‘Company’’), which is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a diversified, open-end management investment company. The Company was organized as a Maryland corporation on October 12, 1995.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (‘‘GAAP’’).

Security Valuation: Portfolio securities for which market quotations are readily available are stated at the last sale price reported by the principal exchange for the security as of the exchange’s close of business. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices. Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded. If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded. Non-exchange traded options will also be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below. All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Portfolio, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the New York Stock Exchange close, are valued at their fair value as determined in good faith by the Board of Directors (the ‘‘Board’’) in accordance with Fair Value Procedures established by the Board. The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the ‘‘Committee’’) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (‘‘ADRs’’), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded.

The Portfolios did not value any securities in accordance with the Fair Value Procedures as of March 31, 2013.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income, distributions to shareholders and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense from securities sold short are recorded on an accrual basis.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of realized gains arising from changes in the exchange rates are included with the net realized and unrealized gain or loss on investments. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement. These instruments involve securities and currency market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statements of assets and liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts. The Portfolios did not enter into forward currency contracts during the three months ended March 31, 2013.

Allocation of Expenses: Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.

Use of Estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Distributable net realized gains, if any, are declared and distributed at least annually.

Redemption Fees: The Portfolios reserve the right to assess a redemption fee for shares redeemed within 60 days of purchase. The shareholder will be charged a fee equal to 2.00% of the value of the shares redeemed. The redemption fee is intended to offset excess brokerage commissions and other costs associated with fluctuations in asset levels and cash flows caused by frequent trading by shareholders. The applicability of the redemption fee will be calculated using a first-in first-out method, which means the oldest shares will be redeemed first, followed by the redemption of more recently acquired shares. For the three months ended March 31, 2013, NGF, NAGF and NSCGF had contributions to capital due to redemption fees in the amounts of $767, $683 and $2,986, respectively.

Federal Income Taxes: It is the policy of each Portfolio to continue to qualify as a regulated investment company, as defined in the Internal Revenue Code, by complying with the provisions available to certain investment companies and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for income taxes has been made in the Portfolios’ financial statements.

As of March 31, 2013, the Portfolios did not have any tax positions that did not meet the ‘‘more-likely-than-not’’ threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets.

Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (which may include the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including ADRs, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated. These valuations are categorized as Level 2 in the fair value hierarchy. As of March 31, 2013, the Portfolios did not hold any Level 2 securities.

The following is a summary categorization, as of March 31, 2013, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1 - Quoted Prices(1)(3)
	NGF	NAGF	NSCGF
Assets
Common Stocks(2)	$109,720,229	$60,401,555	$45,002,981
Short-Term
Investments	13,656,749	500,454	5,458,041
Liabilities
Securities Sold Short(2)	(7,198,865)	(3,580,892)	(4,022,673)
Total	$116,178,113	$57,321,117	$46,438,349
As of March 31, 2013, the Portfolios did not hold Level 2 or Level 3 securities.
Please refer to the Schedule of Investments to view segregation by industry.
There were no transfers into or out of Level 1 or Level 2 during the period.

3.	Derivative Instruments and Hedging Activities

The ‘‘Derivatives and Hedging’’ Topic of the Codification (ASC 815) requires enhanced disclosures about the Portfolios’ derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolios’ financial position, performance and cash flows. The Portfolios did not use derivatives during the three months ended March 31, 2013.

4.	Short Sale Transactions

During the three months ended March 31, 2013, each Portfolio sold securities short. Upon selling a security short, the Portfolios record an asset for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Certain securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At March 31, 2013, the market value of securities separately segregated to cover short positions was $6,512,850, $5,078,409, and $8,947,125 for NGF, NAGF and NSCGF, respectively.

Additionally, the Portfolios had receivables for Deposit with Broker for Securities Sold Short of $7,308,202, $3,840,879, and $4,552,852 pledged as collateral with brokers in connection with open short positions for NGF, NAGF and NSCGF, respectively. Securities sold short at March 31, 2013 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short for each Portfolio.

5.	Financial Instruments With Off-Balance Sheet Risk

In the normal course of their business, the Portfolios may trade various financial instruments with off-balance sheet risk. These financial instruments include securities sold short, written options, futures, and forward currency contracts. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios). As a result, short sales create the risk that the Portfolios’ ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the Schedule of Investments.

6.	Indemnification

Under the Company’s organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.	Federal Income Taxes

No provision for federal income taxes is required since the Company intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from GAAP, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on securities, including post-October losses (as described below). Permanent differences are generally due to differing treatment of net investment losses. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss), or accumulated net investment income (loss), as appropriate, in the period in which the differences arise. These reclassifications have no effect on net assets or net asset value per share of each Portfolio.

As of March 31, 2013, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows*:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(depreciation)
NGF	$79,936,556	$50,382,282	$(6,941,860)	$43,440,422
NAGF	44,024,449	22,577,587	(5,700,027)	16,877,560
NSCGF	54,048,123	5,034,565	(8,621,666)	(3,587,101)

*Tax adjustments are calculated annually and therefore, the table above does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the Company’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Needham Funds, Inc.

By    /s/ George A. Needham
     George A. Needham, President (Chief Executive Officer)

Date          5/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ George A. Needham
      George A. Needham, President (Chief Executive Officer)

Date           5/28/2013

By    /s/ James W. Giangrasso
     James W. Giangrasso, Treasurer and Secretary (Chief Financial Officer)

Date          5/28/2013